Shareholder Report, Average Annual Return (Details)		12 Months Ended	35 Months Ended
	Jul. 26, 2021	Jun. 30, 2024	Jun. 30, 2024
C000226008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCM Affordable Housing MBS ETF
Without Sales Load [Member] | C000226008
Average Annual Return [Line Items]
Average Annual Return, Percent		1.62%	(3.17%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		2.63%	(3.36%)
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return, Percent		2.12%	(3.14%)